Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	WMS
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Entity Central Index Key	0001604028
Entity Filer Category	Non-accelerated Filer